COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 13—COMMITMENTS AND CONTINGENCIES

Indemnification—Subject to certain limitations, the Company is obligated to indemnify its current and former directors, officers and employees with respect to certain litigation matters and investigations that arise in connection with their service to the Company. These obligations arise under the terms of its certificate of incorporation, its bylaws, applicable contracts, and Delaware and California law. The obligation to indemnify generally means that the Company is required to pay or reimburse the individuals’ reasonable legal expenses and possibly damages and other liabilities incurred in connection with these matters.

Legal—The Company is named from time to time as a party to lawsuits arising in the ordinary course of business related to its sales, marketing, the provision of its services and equipment claims. Actions filed against the Company include commercial, intellectual property, customer, and labor and employment related claims, including complaints of alleged wrongful termination and potential class action lawsuits regarding alleged violations of federal and state wage and hour and other laws. In general, litigation can be expensive and disruptive to normal business operations. Moreover, the results of legal proceedings are difficult to predict, and the costs incurred in litigation can be substantial. The Company believes the amounts provided in its financial statements are adequate in light of the probable and estimated liabilities. Factors that the Company considers in the determination of the likelihood of a loss and the estimate of the range of that loss in respect of legal matters include the merits of a particular matter, the nature of the matter, the length of time the matter has been pending, the procedural posture of the matter, how the Company intends to defend the matter, the likelihood of settling the matter and the anticipated range of a possible settlement. Because such matters are subject to many uncertainties, the ultimate outcomes are not predictable and there can be no assurances that the actual amounts required to satisfy alleged liabilities from the matters described above will not exceed the amounts reflected in the Company’s financial statements or that the matters will not have a material adverse effect on the Company’s results of operations, financial condition or cash flows.

The Company regularly reviews outstanding legal claims and actions to determine if reserves for expected negative outcomes of such claims and actions are necessary. The Company had reserves for all such matters of approximately $7.6 million and $9.3 million as of September 30, 2014 and December 31, 2013, respectively. In conjunction with one of the settlements, the Company is obligated to pay certain future royalties, based on sales of future products.

Operating Leases—The Company leases office, warehouse space, certain equipment, software and an aircraft under operating leases with related and unrelated parties expiring in various years through 2028. The leases require the Company to pay additional rent for increases in operating expenses and real estate taxes and contain renewal options. The Company entered into a lease agreement for its corporate headquarters in 2009. In July 2012, the Company entered into a lease for additional office space for an initial lease term of 15 years. In August 2014, the Company entered into a lease for additional office space for an initial lease term of 11 years.

Total rent expense for operating leases was approximately $7.2 million and $4.1 million for the nine months ended September 30, 2014 and 2013, respectively.

Capital Leases—The Company also leases certain equipment under capital leases with expiration dates through August 2016. On an ongoing basis, the Company enters into vehicle lease agreements under a Fleet Lease Agreement. The lease agreements are typically 36 month leases for each vehicle and the average remaining life for the fleet is 27 months as of September 30, 2014. As of September 30, 2014 and December 31, 2013, the capital lease obligation balance was $13.3 million and $10.5 million, respectively.

NOTE 14—COMMITMENTS AND CONTINGENCIES

Indemnification—Subject to certain limitations, the Company is obligated to indemnify its current and former directors, officers and employees with respect to certain litigation matters and investigations that arise in connection with their service to the Company. These obligations arise under the terms of its certificate of incorporation, its bylaws, applicable contracts, and Delaware and California law. The obligation to indemnify generally means that the Company is required to pay or reimburse the individuals’ reasonable legal expenses and possibly damages and other liabilities incurred in connection with these matters.

Legal—The Company is named from time to time as a party to lawsuits. Actions filed against the Company include commercial, intellectual property, customer, and labor and employment related claims, including complaints of alleged wrongful termination and potential class action lawsuits regarding alleged violations of federal and state wage and hour and other laws. In general, litigation can be expensive and disruptive to normal business operations. Moreover, the results of legal proceedings are difficult to predict, and the costs incurred in litigation can be substantial. The Company believes the amounts provided in its financial statements are adequate in light of the probable and estimated liabilities. Factors that the Company considers in the determination of the likelihood of a loss and the estimate of the range of that loss in respect of legal matters include the merits of a particular matter, the nature of the litigation, the length of time the matter has been pending, the procedural posture of the matter, whether the Company intends to defend the matter, the likelihood of settling for an insignificant amount and the likelihood of the plaintiff accepting an amount in this range. Because such matters are subject to many uncertainties, the ultimate outcomes are not predictable and there can be no assurances that the actual amounts required to satisfy alleged liabilities from the matters described above will not exceed the amounts reflected in the Company’s financial statements or that the matters will not have a material adverse effect on the Company’s results of operations, financial condition or cash flows.

The Company is party to claims, legal actions and complaints arising in the ordinary course of business related to its sales, marketing, the provision of its services and equipment claims. The Company regularly reviews outstanding legal claims and actions to determine if reserves for expected negative outcomes of such claims and actions are necessary. The Company had reserves for all such matters of approximately $9,263,000 and $2,527,000 as of December 31, 2013 and 2012, respectively. In conjunction with one of the settlements, the Company is obligated to pay certain future royalties, based on sales of future products.

Operating Leases—The Company leases office, warehouse space and an aircraft under operating leases with related and unrelated parties expiring in various years through 2028. The leases require the Company to pay additional rentals for increases in operating expenses and real estate taxes and contain renewal options. The Company entered into a lease agreement for its corporate headquarters in 2009 that provided for a leasehold allowance of approximately $4,382,000 to be paid by the property developer on behalf of the Company. During the year ended December 31, 2012, the Company deferred and amortized this amount as a credit to rent expense based on the applicable lease terms. In connection with the Transactions, this balance was reduced to zero, which represented the estimated fair value as of that date. In July 2012, the Company entered into a lease for additional office space for an initial lease term of 15 years, commencing July 2013.

In December 2012, the Company entered into an aircraft lease agreement for the use of a corporate aircraft. Beginning January 2013, the Company is required to make 156 monthly rental payments of $83,000 each, with the option to extend the lease for an additional 36 months upon expiration of the initial term. The lease agreement provides for the option to purchase the aircraft on certain specified dates for a stated dollar amount, which represents the current estimated fair value as of the purchase date.

The Company also leases certain equipment and software under operating and capital leases with expiration dates through August 2016. The Company entered into a Fleet Lease Agreement during 2010 and leased 315 and 223 vehicles during the years ended December 31, 2013 and 2012, respectively. The lease agreements are typically between 36 and 48 month leases for each vehicle and the average remaining life for the fleet is 25 months as of December 31, 2013. As of December 31, 2013 and 2012, the capital lease obligation balance was $10,467,000 and $8,769,000, respectively.

Total rent expense for operating leases was approximately $6,147,000 for the year ended December 31, 2013, $657,000, for the Successor Period ended December 31, 2012, $4,609,000 for the Predecessor Period ended November 16, 2012 and $5,079,000 for the year ended December 31, 2011.

As of December 31, 2013, future minimum lease payments were as follows (in thousands):

	Operating	Capital	Total
2014	$8,241	$4,980	$13,221
2015	8,975	2,801	11,776
2016	9,794	1,987	11,781
2017	9,889	1,863	11,752
2018	9,825	—	9,825
Thereafter	70,045	—	70,045

	116,769	11,631	128,400
Amounts representing interest	—	(1,164)	(1,164)

Total lease payments	$116,769	$10,467	$127,236